November 4, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention: Filings - Rule 497(j)

Re: The Dreyfus/Laurel Tax-Free Municipal Funds
      Dreyfus BASIC California Municipal Money Market Fund
      Dreyfus BASIC Massachusetts Municipal Money Market Fund
      Dreyfus BASIC New York Municipal Money Market Fund
    Registration Statement File No. 33-43845
    CIK No. 717341

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in the most recent amendment, Post Effective Amendment No. 56 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 25, 2002.


Very truly yours,

/s/ Dawn M. Dennis

cc:   Jeff Prusnofsky